Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.5%
Long-Term Municipal Bonds – 87.4%
New York – 71.0%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2023	$1,050	$1,054,791
5.00%, 12/15/2024	855	868,721
5.00%, 12/15/2025	855	877,571
5.00%, 12/15/2026	855	890,000
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	1,961,786
3.00%, 04/01/2036	2,000	1,730,535
3.00%, 04/01/2037	1,500	1,269,597
4.00%, 04/01/2034	725	740,821
4.00%, 04/01/2038	1,400	1,357,966
4.00%, 04/01/2039	1,400	1,370,093
4.00%, 04/01/2040	1,500	1,455,807
5.00%, 04/01/2032	2,000	2,165,496
5.00%, 04/01/2033	1,000	1,081,725
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2023	1,000	1,000,000
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	375	378,908
5.75%, 06/01/2042(a)	1,855	1,900,491
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	557,200
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2036(a)	1,050	1,043,096
5.00%, 06/01/2041(a)	800	759,713
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023	1,585	1,575,301
5.00%, 11/01/2025	1,750	1,689,365
5.25%, 11/01/2029	2,100	1,981,040
Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2041(a)	525	423,992
City of New York NY Series 2014-A 5.00%, 08/01/2023	3,610	3,614,288
Series 2017-1 5.00%, 08/01/2025	1,365	1,417,212

	Principal Amount (000)	U.S. $ Value

Series 2017-C 5.00%, 08/01/2023	$1,075	$1,076,277
5.00%, 08/01/2024	1,260	1,284,771
Series 2018-A 5.00%, 08/01/2026	7,690	8,161,206
Series 2018-D 5.00%, 12/01/2038	9,665	10,424,309
Series 2020-C 5.00%, 08/01/2038	4,960	5,469,382
Series 2021 1.396%, 08/01/2027	4,950	4,316,095
Series 2021-D 1.216%, 08/01/2026	6,000	5,352,206
1.623%, 08/01/2028	4,000	3,424,176
Series 2022-B 5.00%, 08/01/2024	3,405	3,471,940
Corning City School District Series 2023-A 5.00%, 06/21/2024	17,000	17,233,548
County of Albany NY Series 2020-C 5.00%, 11/01/2023	1,515	1,524,527
County of Nassau NY Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)	10,190	10,322,365
Series 2017-C 5.00%, 10/01/2026	8,920	9,520,737
5.00%, 10/01/2027	13,255	14,477,909
County of Suffolk NY Series 2022 5.00%, 09/01/2029	1,770	2,002,680
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,457,203
Series 2020-B 5.918%, 07/01/2039	4,755	4,571,727
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042	4,000	3,985,606
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031	17,060	18,283,260
5.00%, 02/15/2032	5,590	5,987,007
Series 2021 4.00%, 02/15/2040	5,000	5,008,045
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b) (c) (d) (e)	1,250	250,000
Long Island Power Authority Series 2015-A 4.13%, 05/01/2033	7,000	6,945,070
Series 2019-B 1.65%, 09/01/2049	9,535	9,303,748

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2016-D 5.00%, 11/15/2027	$1,210	$1,259,825
Series 2017-B 5.00%, 11/15/2027	5,050	5,338,940
5.00%, 11/15/2028	4,020	4,301,606
Series 2017-C 5.00%, 11/15/2027	9,140	9,662,953
5.00%, 11/15/2028	7,400	7,906,348
5.00%, 11/15/2029	1,790	1,904,610
5.00%, 11/15/2031	39,930	42,442,647
Series 2021 3.82% (SOFR + 0.43%), 11/01/2026(f)	1,655	1,638,180
AGM Series 2021 3.94% (SOFR + 0.55%), 11/01/2032(f)	3,000	2,990,350
4.184% (SOFR + 0.80%), 11/01/2032(f)	3,715	3,640,153
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,220,391
Series 2022-A 4.00%, 11/15/2038	11,605	11,713,309
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	243,644
5.625%, 07/01/2042(a)	2,000	1,940,994
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024	510	517,386
5.00%, 12/01/2028	1,210	1,276,302
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,455	2,228,746
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	4,604,494
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	747,821
New York City Housing Development Corp. Series 2013-A 5.00%, 07/01/2025 (Pre-refunded/ETM)	2,000	2,000,000
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2029	3,000	3,050,324
Series 2015-F 5.00%, 06/15/2028	1,845	1,912,260
Series 2015-G 5.00%, 06/15/2028	11,465	11,882,958
Series 2017 5.00%, 06/15/2038	3,725	3,950,799

	Principal Amount (000)	U.S. $ Value

Series 2017-E 5.00%, 06/15/2037	$1,795	$1,907,025
Series 2018-AA 5.00%, 06/15/2024	8,280	8,425,872
Series 2019-F 5.00%, 06/15/2040	6,190	6,709,427
Series 2021-B 4.00%, 06/15/2039	2,000	2,020,519
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031	2,065	2,278,438
5.00%, 07/15/2032	16,090	17,723,416
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-A 5.00%, 08/01/2027	1,655	1,685,428
5.00%, 08/01/2029	5,000	5,092,987
Series 2014-C 5.00%, 11/01/2026	6,345	6,432,595
Series 2014-D1 5.00%, 02/01/2028	7,110	7,178,069
5.00%, 02/01/2029	2,425	2,448,354
Series 2015-C 5.00%, 11/01/2026	20,000	20,681,128
Series 2016-B 5.00%, 08/01/2031	2,200	2,320,873
Series 2017-F 5.00%, 05/01/2032	1,220	1,308,976
Series 2020 5.00%, 11/01/2027	2,580	2,811,096
Series 2021-A 5.00%, 11/01/2023	6,585	6,624,062
5.00%, 11/01/2023 (Pre-refunded/ETM)	185	186,050
Series 2021-E 4.00%, 02/01/2040	12,575	12,576,911
Series 2022 4.00%, 02/01/2040	2,220	2,220,381
4.00%, 02/01/2041	1,675	1,667,808
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,003,624
7.25%, 11/15/2044(a)	1,810	1,831,894
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,251,458
2.625%, 09/15/2069	22,240	20,300,536
2.80%, 09/15/2069	6,470	5,894,029
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	16,000,328

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority AGM Series 2020 5.00%, 10/01/2026 (Pre-refunded/ETM)	$5	$5,327
5.00%, 10/01/2029 (Pre-refunded/ETM)	5	5,551
Series 2014 5.00%, 02/15/2029 (Pre-refunded/ETM)	40	40,474
Series 2017 5.00%, 02/15/2025 (Pre-refunded/ETM)	2,775	2,864,779
Series 2020-A 5.00%, 03/15/2024 (Pre-refunded/ETM)	6,475	6,560,790
Series 2021 1.187%, 03/15/2026 (Pre-refunded/ETM)	5,500	4,968,577
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	842,519
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023(a)	1,400	1,400,168
5.00%, 12/01/2024(a)	1,700	1,703,392
5.00%, 12/01/2026(a)	1,500	1,506,113
5.00%, 12/01/2034(a)	2,700	2,711,660
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,846,135
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2024	555	560,679
5.00%, 07/01/2026	620	639,931
5.00%, 07/01/2027	325	339,771
5.00%, 07/01/2029	500	534,299
5.00%, 07/01/2030	300	323,125
5.00%, 07/01/2031	320	347,118
5.00%, 07/01/2032	280	305,174
New York State Dormitory Authority (New York State Dormitory Authority Lease) AGM Series 2020 5.00%, 10/01/2026	3,045	3,232,592
5.00%, 10/01/2029	2,130	2,338,468
AGM Series 2023 5.00%, 10/01/2025	4,695	4,889,404
Series 2022-C 5.00%, 10/01/2025	1,000	1,039,953
New York State Dormitory Authority (New York University) Series 2015-A 5.00%, 07/01/2023	2,040	2,040,000
Series 2019-A 5.00%, 07/01/2032	2,975	3,365,203
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,426,670
4.00%, 05/01/2040	6,000	5,787,640

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2023	$1,000	$1,000,000
5.00%, 07/01/2026	1,000	1,060,858
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2024	1,130	1,147,603
Series 2021-A 4.00%, 07/01/2031	1,400	1,492,444
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014 5.00%, 02/15/2029	11,415	11,536,829
Series 2014-A 5.00%, 02/15/2028	2,400	2,425,906
Series 2014-C 5.00%, 03/15/2028	12,485	12,638,780
5.00%, 03/15/2029	2,010	2,034,480
Series 2021-A 4.00%, 03/15/2039	1,000	1,006,134
Series 2021-E 4.00%, 03/15/2037	4,645	4,759,012
Series 2022-A 4.00%, 03/15/2039	2,000	2,013,621
4.00%, 03/15/2040	2,000	2,000,303
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	1,037,054
5.00%, 07/01/2039	1,500	1,540,842
5.00%, 07/01/2042	1,630	1,653,877
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	482,568
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-J 5.00%, 01/01/2026	18,900	19,047,809
5.00%, 01/01/2027	15,000	15,118,764
Series 2014-K 5.00%, 01/01/2026	1,310	1,343,768
5.00%, 01/01/2028	3,150	3,229,350
Series 2019-M 2.90%, 01/01/2035	8,775	7,421,833
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	8,179,631
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2028	5,010	5,265,707
Series 2020-E 4.00%, 03/15/2043	4,650	4,618,272
Series 2022 5.00%, 09/15/2029	6,830	7,729,152

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	$1,395	$1,397,351
Series 2021 2.25%, 08/01/2026	1,625	1,564,463
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	2,165	2,231,720
5.00%, 01/01/2030	24,485	25,420,716
5.00%, 01/01/2032	2,355	2,445,293
5.00%, 01/01/2036	2,000	2,062,347
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co. LLC) Series 2023 6.971%, 06/30/2051	2,000	1,992,053
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034	500	493,015
4.00%, 10/31/2041	2,075	1,894,404
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027	2,210	2,314,903
5.00%, 12/01/2030	1,010	1,087,926
5.00%, 12/01/2031	400	430,471
5.00%, 12/01/2032	1,035	1,110,607
5.00%, 12/01/2036	1,050	1,101,570
Series 2022 4.00%, 12/01/2042	1,000	933,569
5.00%, 12/01/2031	2,035	2,210,887
5.00%, 12/01/2039	2,765	2,885,861
5.00%, 12/01/2040	2,645	2,748,017
5.00%, 12/01/2041	3,670	3,799,580
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,538,023
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	874,650
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,341,731
Niagara Falls City School District Series 2016 5.00%, 06/15/2024	4,055	4,107,887
5.00%, 06/15/2025	3,660	3,759,919
Oneida City School District Series 2022-B 3.50%, 07/07/2023	3,925	3,924,944
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	294,932
4.00%, 07/01/2036	350	335,348
4.00%, 07/01/2039	450	415,522

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2023	$10,480	$10,533,428
Series 2014 5.00%, 09/01/2023	5,080	5,089,423
5.00%, 09/01/2027	7,500	7,594,168
Series 2014-1 5.00%, 10/15/2023	3,455	3,466,773
Series 2015 5.00%, 10/15/2023	5,850	5,869,933
5.00%, 10/15/2026	8,405	8,631,806
Series 2017 5.00%, 10/15/2028	6,925	7,265,792
Series 2018-2 5.00%, 09/15/2025	3,040	3,123,580
5.00%, 09/15/2027	9,340	9,883,453
Series 2019 5.00%, 11/01/2035	3,135	3,362,342
5.00%, 11/01/2036	5,365	5,714,338
Series 2020-2 5.00%, 07/15/2033	3,000	3,284,542
5.00%, 07/15/2034	10,195	11,108,222
5.00%, 07/15/2035	5,095	5,509,857
Series 2021-2 5.00%, 10/15/2023	2,750	2,759,370
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)	6,075	6,228,344
5.00%, 10/15/2026 (Pre-refunded/ETM)	7,065	7,243,333
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029	500	509,004
5.00%, 12/01/2034	1,000	1,008,677
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2035	2,300	2,316,011
4.00%, 06/01/2036	2,425	2,415,187
4.00%, 06/01/2037	1,170	1,150,233
4.00%, 06/01/2050	2,345	2,289,054
5.00%, 06/01/2034	2,275	2,466,489
Town of Oyster Bay NY Series 2023 5.00%, 03/08/2024	4,650	4,700,948
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	2,535	2,648,720
Series 2021-B 3.764% (SOFR + 0.38%), 01/01/2032(f)	5,040	5,011,015
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,677,222
Series 2021-A 2.00%, 05/15/2045	9,185	9,022,994
2.511%, 05/15/2035	10,000	7,900,653

	Principal Amount (000)	U.S. $ Value

Series 2021-C 5.00%, 05/15/2039	$5,000	$5,586,938
Series 2022 5.00%, 05/15/2030	2,500	2,871,616
5.00%, 05/15/2032	5,000	5,919,302
5.00%, 05/15/2033	1,000	1,187,655
5.00%, 05/15/2034	1,590	1,879,579
5.00%, 05/15/2035	1,000	1,168,685
5.00%, 05/15/2036	1,000	1,153,645
5.00%, 05/15/2041	1,750	1,945,035
Series 2022-A 5.00%, 08/15/2024	20,025	20,395,667
Series 2022-E 4.434% (SOFR + 1.05%), 04/01/2026(f)	7,500	7,572,039
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031	2,570	2,836,879
5.00%, 09/01/2032	3,460	3,803,778
5.00%, 09/01/2033	2,365	2,595,027
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	7,610,459
Series 2020 5.00%, 12/01/2031	1,800	2,028,614
5.00%, 12/01/2032	2,000	2,254,456
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,160	1,202,107
Utility Debt Securitization Authority Series 2013-T 5.00%, 06/15/2026	2,800	2,822,418
Series 2022 4.421%, 12/15/2025	7,700	7,668,894
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	520	530,661
5.00%, 01/01/2032	520	529,421
5.00%, 01/01/2037	530	530,981
5.00%, 01/01/2041	720	706,829

		994,689,047

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,055	1,115,974

	Principal Amount (000)	U.S. $ Value

Colorado – 1.2%
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	$3,280	$3,534,662
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	5,265	5,665,664
5.00%, 08/01/2033	2,750	2,953,661
5.00%, 08/01/2034	4,000	4,283,995
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	169,568

		16,607,550

Connecticut – 1.8%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	15,068,997
Series 2018-C 5.00%, 06/15/2027	4,715	5,083,746
Series 2018-F 5.00%, 09/15/2027	4,025	4,362,152

		24,514,895

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	73,055
Zero Coupon, 10/01/2032	100	66,696
Zero Coupon, 10/01/2033	100	63,564
Zero Coupon, 10/01/2034	110	66,193
Volusia County School Board (Volusia County School Board COP) Series 2014-B 5.00%, 08/01/2026	1,000	1,016,479

		1,285,987

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031	905	969,032
5.00%, 01/01/2032	565	604,804
5.00%, 01/01/2035	1,185	1,236,669

		2,810,505

Guam – 1.9%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	665	574,313
3.189%, 10/01/2029	550	465,058
3.339%, 10/01/2030	450	374,676
Series 2023 5.125%, 10/01/2034(g)	250	252,360
5.25%, 10/01/2031(g)	1,025	1,052,011
5.25%, 10/01/2035(g)	265	267,244
5.375%, 10/01/2033(g)	525	540,602

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028	$1,250	$1,296,555
5.00%, 07/01/2030	1,000	1,039,275
5.00%, 07/01/2031	2,000	2,078,145
Guam Power Authority Series 2017-A 5.00%, 10/01/2025	2,980	3,045,218
5.00%, 10/01/2026	1,225	1,266,737
5.00%, 10/01/2027	1,230	1,288,597
Series 2022-A 5.00%, 10/01/2023	1,250	1,252,307
Territory of Guam Series 2019 5.00%, 11/15/2031	250	257,943
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,184,120
5.00%, 12/01/2029	620	638,032
5.00%, 12/01/2030	1,000	1,028,792
5.00%, 12/01/2032	925	950,700
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023	1,865	1,868,576
5.00%, 11/15/2025	1,555	1,576,027
5.00%, 11/15/2031	3,730	3,790,476
Series 2021-F 5.00%, 01/01/2030	1,000	1,044,204

		27,131,968

Illinois – 2.1%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023	8,160	8,189,178
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023	130	129,905
5.00%, 09/01/2027	145	144,614
5.00%, 09/01/2029	225	224,396
5.00%, 09/01/2032	365	360,756
5.00%, 09/01/2033	200	196,861
5.00%, 09/01/2034	100	97,573
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,094,319
State of Illinois Series 2012 5.00%, 08/01/2023	3,370	3,372,984
Series 2013 5.50%, 07/01/2025 (Pre-refunded/ETM)	7,435	7,437,199
Series 2017-A 5.00%, 12/01/2024	2,105	2,144,872
Series 2018-A 5.00%, 10/01/2024	2,910	2,958,041
Series 2018-B 5.00%, 05/01/2024	1,405	1,420,364

		28,771,062

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	$350	$359,246
5.00%, 02/01/2027	375	390,197
5.00%, 02/01/2030	210	226,264
5.00%, 02/01/2031	275	290,523
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033	1,000	1,074,058
5.00%, 08/01/2034	1,635	1,751,083
5.00%, 08/01/2035	555	590,484

		4,681,855

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	240	245,798
6.10%, 06/01/2038(a)	345	371,919
6.10%, 12/01/2040(a)	460	495,893

		1,113,610

Michigan – 1.2%
City of Detroit MI Series 2018 5.00%, 04/01/2029	250	257,452
5.00%, 04/01/2032	1,005	1,032,421
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	9,005,271
5.00%, 12/31/2030	4,000	4,190,505
5.00%, 06/30/2032	1,690	1,771,753

		16,257,402

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	120	121,627
5.75%, 03/01/2027	275	281,097

		402,724

Nebraska – 0.7%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,367,788

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	695	646,964

	Principal Amount (000)	U.S. $ Value

New Jersey – 2.7%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024	$5,090	$5,170,148
5.00%, 06/15/2027	5,000	5,231,182
Series 2018-A 5.00%, 06/15/2028	11,680	12,227,831
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AMBAC INC Series 2005-B 5.25%, 12/15/2023	4,700	4,735,902
Series 2018-A 5.00%, 12/15/2030	3,360	3,646,928
Series 2019-B 5.00%, 06/15/2030	1,500	1,627,879
5.00%, 06/15/2034	2,360	2,548,467
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,131,591

		38,319,928

Pennsylvania – 0.1%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023	1,690	1,690,000

Puerto Rico – 1.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	468	447,819
Zero Coupon, 07/01/2033	2,420	1,479,537
4.00%, 07/01/2033	675	641,293
5.25%, 07/01/2023	465	464,986
5.375%, 07/01/2025	870	891,477
5.625%, 07/01/2027	3,150	3,316,812
5.625%, 07/01/2029	760	813,911
5.75%, 07/01/2031	285	311,281
Series 2022-C 0.00%, 11/01/2043	948	477,684
HTA HRRB Custodial Trust Series 2022 5.50%, 07/01/2031	1,000	1,027,275
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,580	1,569,577
5.25%, 07/01/2036	1,515	1,526,889
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	3,490	3,587,310
5.00%, 07/01/2035(a)	2,310	2,337,143

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.00%, 07/01/2037(a)	$250	$251,257
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,391,786
Puerto Rico Highway & Transportation Authority Series 2022-B Zero Coupon, 07/01/2032	1,265	804,667
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	796	764,536

		22,105,240

South Carolina – 0.3%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2038	2,125	2,106,541
5.00%, 12/01/2040	2,500	2,640,811

		4,747,352

Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	1,500	1,614,149
5.00%, 08/01/2033	1,000	1,074,058
5.00%, 08/01/2034	1,000	1,070,999
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	4,735	4,791,729

		8,550,935

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,780,571
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	4,540	4,419,880

		6,200,451

Washington – 0.6%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	2,165	2,327,641
5.00%, 08/01/2033	2,595	2,787,182
5.00%, 08/01/2034	2,520	2,698,917

		7,813,740

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	$260	$259,836
5.00%, 10/01/2025(a)	995	994,715
5.00%, 10/01/2026(a)	1,050	1,052,096
5.00%, 10/01/2027(a)	1,090	1,095,701
5.00%, 10/01/2028(a)	900	907,770
5.00%, 10/01/2029(a)	275	278,062

		4,588,180

Total Long-Term Municipal Bonds (cost $1,272,895,914)		1,224,413,157

Short-Term Municipal Notes – 9.1%
New York – 9.0%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 3.95%, 04/01/2045(h)	1,685	1,685,000
City of New York NY Series 2008-L 4.00%, 04/01/2038(h)	1,275	1,275,000
Series 2009-B 4.18%, 09/01/2027(h)	5,850	5,850,000
Series 2016 4.14%, 08/01/2044(h)	8,995	8,995,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 3.95%, 07/01/2038(h)	1,165	1,165,000
Metropolitan Transportation Authority Series 2015 3.70%, 11/01/2026(h)	540	540,000
New York City Health and Hospitals Corp. Series 2008-B 4.00%, 02/15/2031(h)	10,600	10,600,000
Series 2008-D 4.00%, 02/15/2026(h)	375	375,000
Series 2008-E 4.17%, 02/15/2026(h)	1,925	1,925,000
New York City Health and Hospitals Corp. (HHC Capital Corp.) Series 2008-C 4.15%, 02/15/2031(h)	3,190	3,190,000
New York City Housing Development Corp. Series 2008 3.70%, 04/15/2035(h)	10,300	10,300,000
Series 2012-A 4.00%, 09/01/2049(h)	1,000	1,000,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 4.05%, 10/15/2041(h)	250	250,000

	Principal Amount (000)	U.S. $ Value

New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.85%, 11/01/2048(h)	$3,400	$3,400,000
New York City Municipal Water Finance Authority Series 2015-F 4.00%, 06/15/2035(h)	27,300	27,300,000
New York State Dormitory Authority (Royal Charter Properties-East, Inc.) Series 2008 3.70%, 11/15/2036(h)	19,235	19,235,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.90%, 05/01/2044(h)	5,790	5,790,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 3.70%, 05/01/2035(h)	3,773	3,773,000
Triborough Bridge & Tunnel Authority Series 2018-2 4.00%, 01/01/2031(h)	6,700	6,700,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 3.95%, 07/01/2032(h)	8,060	8,060,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.90%, 02/01/2034(h)	5,465	5,465,000

		126,873,000

Nevada – 0.1%
County of Clark Department of Aviation Series 2008-D 4.15%, 07/01/2029(h)	1,030	1,030,000

Total Short-Term Municipal Notes (cost $127,903,000)		127,903,000

Total Municipal Obligations (cost $1,400,798,914)		1,352,316,157

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	2,000	1,983,405
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	821	818,855

Total Asset-Backed Securities (cost $2,821,029)		2,802,260

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.1%
United States – 0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(i) (cost $2,472,580)	$2,377	$2,201,696

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
City of Fort Wayne IN 10.75%, 12/01/2029(b) (c)	32	24,235
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	970	895,463
Series 2021-1, Class X 0.726%, 12/20/2035(j)	970	45,982

Total Commercial Mortgage-Backed Securities (cost $1,156,834)		965,680

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	122	123,272
Series 2014-DN3, Class M3 9.15% (LIBOR 1 Month + 4.00%), 08/25/2024(f)	84	84,968
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.05% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	76	76,742
Series 2015-C02, Class 1M2 9.15% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	84	86,571
Series 2016-C01, Class 1M2 11.90% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	191	203,863
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	42	43,871
Series 2016-C03, Class 1M2 10.45% (LIBOR 1 Month + 5.30%), 10/25/2028(f)	77	81,622

Total Collateralized Mortgage Obligations (cost $677,469)		700,909

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.1%
U.S. Treasury Bills – 1.1%
United States – 1.1%
U.S. Treasury Bill Zero Coupon, 07/27/2023	$5,500	$5,481,593
Zero Coupon, 09/21/2023	9,500	9,390,856

Total Short-Term Investments (cost $14,885,857)		14,872,449

Total Investments – 98.1% (cost $1,422,812,683)(k)		1,373,859,151
Other assets less liabilities – 1.9%		26,270,746

Net Assets – 100.0%		$1,400,129,897

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,130	01/15/2025	2.565%	CPI#	Maturity	$655,002	$—	$655,002
USD	4,070	01/15/2025	4.028%	CPI#	Maturity	131,018	—	131,018
USD	3,565	01/15/2025	2.585%	CPI#	Maturity	324,652	—	324,652
USD	3,565	01/15/2025	2.613%	CPI#	Maturity	320,733	—	320,733
USD	16,830	01/15/2026	CPI#	3.720%	Maturity	(516,059)	—	(516,059)
USD	10,700	01/15/2027	CPI#	3.466%	Maturity	(352,523)	(10,308)	(342,215)
USD	10,500	01/15/2027	CPI#	3.320%	Maturity	(439,756)	—	(439,756)
USD	8,430	01/15/2027	CPI#	3.323%	Maturity	(351,519)	—	(351,519)
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	4,837,953	—	4,837,953
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	4,902,128	—	4,902,128
USD	27,050	01/15/2029	CPI#	3.290%	Maturity	(773,999)	—	(773,999)
USD	10,810	01/15/2029	CPI#	3.735%	Maturity	87,996	—	87,996
USD	4,375	01/15/2030	1.572%	CPI#	Maturity	732,766	—	732,766
USD	4,375	01/15/2030	1.587%	CPI#	Maturity	726,827	—	726,827
USD	6,400	01/15/2031	2.782%	CPI#	Maturity	418,346	—	418,346
USD	5,830	01/15/2031	2.680%	CPI#	Maturity	438,812	—	438,812
USD	5,150	01/15/2031	2.989%	CPI#	Maturity	232,000	—	232,000
USD	5,600	01/15/2032	CPI#	3.064%	Maturity	(180,902)	—	(180,902)
USD	5,400	04/15/2032	CPI#	2.909%	Maturity	(244,868)	—	(244,868)

						$10,948,607	$(10,308)	$10,958,915

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	33,300	01/15/2027	1 Day SOFR	4.217%	Annual	$(66,625)	$—	$(66,625)
USD	26,700	01/15/2027	1 Day SOFR	3.527%	Annual	(737,020)	—	(737,020)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	(1,615,708)	—	(1,615,708)
USD	19,300	04/30/2030	1 Day SOFR	3.369%	Annual	(438,334)	—	(438,334)
USD	15,200	04/30/2030	1 Day SOFR	3.411%	Annual	(298,213)	—	(298,213)
USD	11,740	04/30/2030	1 Day SOFR	3.500%	Annual	(161,728)	—	(161,728)
USD	32,000	04/15/2032	2.569%	1 Day SOFR	Annual	2,639,539	—	2,639,539
USD	15,000	04/15/2032	3.120%	1 Day SOFR	Annual	606,390	—	606,390
USD	5,000	04/15/2032	3.082%	1 Day SOFR	Annual	216,633	—	216,633
USD	1,400	04/15/2032	3.069%	1 Day SOFR	Annual	61,993	—	61,993

						$206,927	$—	$206,927

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	96	$(20,792)	$(8,831)	$(11,961)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	319	(68,893)	(37,750)	(31,143)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(4,552)	(2,419)	(2,133)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	53	(11,441)	(4,904)	(6,537)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	651	(140,494)	(74,164)	(66,330)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	656	(141,601)	(60,771)	(80,830)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	988	(213,325)	(89,201)	(124,124)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	123	(26,573)	(14,500)	(12,073)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	857	(184,906)	(75,047)	(109,859)

						$(812,577)	$(367,587)	$(444,990)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$1,928,946	$—	$1,928,946

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $42,926,648 or 3.1% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,250,177	$250,000	0.02%

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(g)	When-Issued or delayed delivery security.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	IO - Interest Only.
(k)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,700,311 and gross unrealized depreciation of investments was $(58,004,045), resulting in net unrealized depreciation of $(36,303,734).

As of June 30, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,224,163,157	$250,000	$1,224,413,157
Short-Term Municipal Notes	—	127,903,000	—	127,903,000
Asset-Backed Securities	—	2,802,260	—	2,802,260
Governments - Treasuries	—	2,201,696	—	2,201,696
Commercial Mortgage-Backed Securities	—	965,680	—	965,680
Collateralized Mortgage Obligations	—	700,909	—	700,909
Short-Term Investments	—	14,872,449	—	14,872,449

Total Investments in Securities	—	1,373,609,151	250,000	1,373,859,151
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	13,808,233	—	13,808,233
Centrally Cleared Interest Rate Swaps	—	3,524,555	—	3,524,555
Interest Rate Swaps	—	1,928,946	—	1,928,946
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(2,859,626)	—	(2,859,626)
Centrally Cleared Interest Rate Swaps	—	(3,317,628)	—	(3,317,628)
Credit Default Swaps	—	(812,577)	—	(812,577)

Total	$—	$1,385,881,054	$250,000	$1,386,131,054

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.